Related Party Transactions (Details Narrative) (USD $)	0 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		37 Months Ended		46 Months Ended
	Sep. 21, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Increase (Decrease) in Due to Related Parties			$ 100,000		$ 26,603		$ 100,000		$ 100,000		$ 126,603
Consulting fees paid to certain owners		100,512		45,604	243,012	95,317	462,791	188,265		662,056	905,068
Interest expense associated with related parties		4,498		6,760	13,411	8,529					37,647
Accrued interest on related party notes		153,123	76,739		153,123		76,739		76,739	76,739	153,123
Accounts payable - related party		27,073			27,073						27,073
Exchange agreement, shares received, percentage of total issued and outstanding	70.00%				70.00%
Exchange agreement, shares issued to Echo members	52,500,000				52,500,000
Due to Officers or Stockholders, Current			159,250				159,250		159,250	159,250
Proceeds From Financing Agreement					500,000						500,000
Share holders
Increase (Decrease) in Due to Related Parties					26,603
Related Parties
Accrued interest on related party notes		37,647	24,236		37,647		24,236		24,236	24,236	37,647
Overpayment on stock subscription		16,559			16,559						16,559
Legal fees paid by related party		10,514			10,514						10,514
Proceeds From Financing Agreement					2,000,000		2,000,000
Former Canterbury CEO
Accounts payable - related party			97,693				97,693		97,693	97,693
Fees paid by the former Canterbury CEO related to the Exchange Agreement							91,761
Routecloud
Consulting fees paid to certain owners							$ 0	$ 0		$ 47,100